Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 84.6%
	Australia – 19.4%
184,591	APA Group (b)	$1,368,685
3,133,513	AusNet Services (b)	3,798,479
3,632,706	Spark Infrastructure Group (b)	5,626,830
924,595	Sydney Airport (b)	5,249,100
212,670	Transurban Group (b)	2,141,180
		18,184,274
	Canada – 14.5%
132,195	Enbridge, Inc. (b)	4,421,394
69,700	Inter Pipeline, Ltd. (b)	1,271,080
56,113	Pembina Pipeline Corp. (b)	2,054,189
114,161	TC Energy Corp. (b)	5,849,529
		13,596,192
	Hong Kong – 3.4%
307,000	CLP Holdings, Ltd. (b)	3,161,861
	Italy – 13.7%
389,921	Enav S.p.A. (b) (c)	2,202,701
1,064,063	Snam S.p.A. (b)	5,378,320
842,535	Terna Rete Elettrica Nazionale S.p.A (b)	5,287,373
		12,868,394
	Mexico – 1.5%
340,000	Infraestructura Energetica Nova S.A.B. de C.V. (b)	1,433,186
	United Kingdom – 21.2%
594,278	National Grid PLC (b)	6,207,946
322,136	Pennon Group PLC (b)	2,960,188
264,822	Severn Trent PLC (b)	6,673,477
410,674	United Utilities Group PLC (b)	4,067,613
		19,909,224
	United States – 10.9%
42,400	Eversource Energy (b)	3,397,512
139,000	Kinder Morgan, Inc. (b)	2,817,530
15,600	Sempra Energy (b)	2,209,428
19,400	Southwest Gas Holdings, Inc. (b)	1,769,862
		10,194,332
	Total Common Stocks	79,347,463
	(Cost $77,017,915)
MASTER LIMITED PARTNERSHIPS (a) – 13.0%
	United States – 13.0%
82,200	Buckeye Partners, L.P. (b)	3,372,666
204,554	Enterprise Products Partners, L.P. (b)	5,831,835

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	United States (Continued)
44,700	Magellan Midstream Partners, L.P. (b)	$2,980,596
	Total Master Limited Partnerships	12,185,097
	(Cost $9,775,348)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 40.2%
	Cayman Islands – 1.6%
$1,486,933	Sable International Finance Ltd., Term B-4 Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	01/31/26	1,490,338
	France – 1.2%
223,313	Numericable US LLC, Incremental Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	6.20%	08/14/26	221,173
977,500	Numericable US LLC, Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	07/31/25	942,242
				1,163,415
	United States – 37.4%
2,500,000	Blackstone CQP Holdco, L.P., Initial Term Loan, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.89%	06/20/24	2,499,225
985,000	Calpine Construction Finance Co., L.P., Term B Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	01/15/25	981,661
1,934,509	Calpine Corp., Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/15/24	1,931,298
900,000	Calpine Corp., Term Loan B9, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	04/01/26	898,497
1,273,275	CenturyLink, Inc., Initial Term B Loan, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	01/31/25	1,254,176
2,708,750	Charter Communications Operating LLC, Term B Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	04/30/25	2,714,303
635,783	Crestwood Holdings LLC, Term Loan B, 3 Mo. LIBOR + 7.50%, 0.00% Floor	9.71%	03/05/23	607,173
1,686,188	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	07/17/25	1,677,048
300,000	Cumulus Media New Holdings, Inc., EXIT Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.61%	05/15/22	300,750
997,481	Delek US Holdings, Inc., Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	03/30/25	991,666
1,722,435	Edgewater Generation LLC, Term B Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	12/13/25	1,698,751
1,481,668	Frontier Communications Corp., Term B-1 Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.87%	06/15/24	1,463,562
536,231	GIP III Stetson I L.P., Initial Term Loan, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.43%	07/18/25	511,264
498,737	HCA, Inc., Tranche B-10 Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	03/13/25	500,064
480,491	HCA, Inc., Tranche B-11 Term Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.08%	03/17/23	480,957
394,224	iHeartCommunications, Inc., EXIT Term Loan, 3 Mo. LIBOR + 4.00%, 0.00% Floor	6.29%	05/01/26	395,111
2,880,000	Level 3 Financing, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	02/22/24	2,881,210
1,500,000	Midcontinent Communications, Term B Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.37%	08/15/26	1,504,995

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$125,000	PG&E Corp. Delayed Draw Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.39%	12/31/20	$125,312
375,000	PG&E Corp., Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.50%	12/31/20	375,937
997,494	Sprint Communications, Inc., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.25%	02/03/24	994,691
2,435,045	Sprint Communications, Inc., Initial Term Loan, 3 Mo. LIBOR + 2.50%, 0.75% Floor	4.63%	02/03/24	2,417,537
1,349,601	Summit Midstream Partners Holdings LLC, Term Loan, 3 Mo. LIBOR + 6.00%, 1.00% Floor	8.11%	05/21/22	1,318,399
2,250,000	Telenet Financing USD LLC, Term Loan AN, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	08/15/26	2,242,687
600,000	UGI Energy Services LLC, Term B Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	08/13/26	600,000
498,763	USIC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.11%	12/09/23	491,696
2,255,425	Vistra Operations Co., LLC, 2018 Incremental Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%-4.33%	12/31/25	2,257,297
1,000,000	Windstream Services LLC, DIP Interim Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.62%	02/26/21	1,002,500
				35,117,767
	Total Senior Floating-Rate Loan Interests			37,771,520
	(Cost $37,911,566)

Total Investments – 137.8%	129,304,080
(Cost $124,704,829) (f)
Outstanding Loan – (40.6)%	(38,100,000)
Net Other Assets and Liabilities – 2.8%	2,624,614
Net Assets – 100.0%	$93,828,694

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,587,047 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,987,796. The net unrealized appreciation was $4,599,251.

LIBOR	London Interbank Offered Rate

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 79,347,463	$ 79,347,463	$ —	$ —
Master Limited Partnerships*	12,185,097	12,185,097	—	—
Senior Floating-Rate Loan Interests*	37,771,520	—	37,771,520	—
Total Investments	$ 129,304,080	$ 91,532,560	$ 37,771,520	$—

*	See Portfolio of Investments for country breakout.